Putnam Investments
One Post Office Square
Boston, MA 02109
March 3, 2017

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act Reg. No. 333-00515 and Investment Company Act File No. 811-
07513) (the “Trust”) – Post-Effective Amendment No. 254 to the Trust’s Registration Statement on Form
N-1A (the “Amendment”)

Ladies and Gentlemen:

With respect to Putnam Capital Spectrum Fund, Putnam Dynamic Risk Allocation Fund, Putnam Equity Spectrum Fund, Putnam Floating Rate Income Fund and Putnam Multi Cap Core Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 254 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 2017.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 2577.

Very truly yours,

/s/ Venice Monagan
Venice Monagan
Associate Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP